RELATED PARTY TRANSACTIONS, Promissory Note - Related Party (Details) - USD ($)		3 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021	Oct. 13, 2020
Related Party Transaction [Line Items]
Repayment of loan		$ 81,002
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Related party transaction, maximum borrowing capacity			$ 700,000	$ 300,000
Repayment of loan	$ 81,002